EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Classes of share capital	The Company’s shares consist of the following:

	December 31, 2016	Movement in year	December 31, 2017	Movement in year	December 31, 2018
Issued shares	1,021,903,623	—	1,021,903,623	—	1,021,903,623
Treasury shares	(2,407,480)	420,644	(1,986,836)	(6,348,529)	(8,335,365)
Total outstanding shares	1,019,496,143	420,644	1,019,916,787	(6,348,529)	1,013,568,258

Earnings per share	The following table provides the numerators and a reconciliation of the denominators used in calculating basic and diluted earnings per common share for the years ended December 31, 2018, 2017 and 2016.

	Year Ended December 31,
	2018	2017	2016
Net income (loss) attributable to equity holders of the parent	5,149	4,568	1,779
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share	1,015	1,020	953
Incremental shares from assumed conversion of restricted share units and performance share units (in millions)	6	4	2
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share	1,021	1,024	955

Dividends

Description	Approved by	Dividend per share (in $)	Payout date	Total (in millions of $)
Dividend for financial year 2015	Annual General Shareholders’ meeting on May 4, 2016	—	—	—
Dividend for financial year 2016	Annual General Shareholders’ meeting on May 4, 2017	—	—	—
Dividend for financial year 2017	Annual General Shareholders’ meeting on May 9, 2018	0.10	June 13, 2018	101

Schedule of subsidiaries	The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2018. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
NAFTA
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal USA LLC	United States	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	97.01%	[1]
Acindar Industria Argentina de Aceros S.A.	Argentina	100.00%
Europe
ArcelorMittal Atlantique et Lorraine S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Galati S.A.	Romania	99.70%	[2]
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Ostrava a.s.	Czech Republic	100.00%	[2]
ArcelorMittal Duisburg GmbH	Germany	100.00%
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
ArcelorMittal Italia S.p.A.	Italy	94.45%	[3]
Africa and Commonwealth of Independent States ("ACIS")
ArcelorMittal South Africa Ltd. ("AMSA")	South Africa	69.22%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih ("AM Kryvyi Rih")	Ukraine	95.13%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure G.P.("AMMIC")	Canada	85.00%
ArcelorMittal Liberia Ltd	Liberia	85.00%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih	Ukraine	95.13%

1.	On April 1, 2018, ArcelorMittal Brasil issued preferred shares to Votorantim S.A. representing a 2.99% ownership interest. See note 2.2.4.

2.	ArcelorMittal Galati S.A. and ArcelorMittal Ostrava a.s. are classified held for sale as of December 31, 2018. See note 2.3.2.
3.
On November 1, 2018, ArcelorMittal completed the acquisition of Ilva S.p.A. subsequently renamed ArcelorMittal Italia S.p.A. See note 2.2.4. The tables below provide a list of the principal subsidiaries which include non-controlling interests at December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2018	% of non-controlling interests and non- controlling voting rights at December 31, 2017	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2018	Non-controlling interests at December 31, 2018	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2017	Non-controlling interests at December 31, 2017	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2016
AMSA	South Africa	30.78%	30.78%	29	170	(124)	195	(103)
Sonasid[1]	Morocco	67.57%	67.57%	2	107	3	107	(5)
ArcelorMittal Kryvyi Rih	Ukraine	4.87%	4.87%	15	182	10	164	5
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	28	136	25	146	23
Hera Ermac[2]	Luxembourg	—	—	—	797	—	797	—
AMMIC[3]	Canada	15.00%	15.00%	91	484	91	479	28
Arceo[4]	Belgium	62.86%	62.86%	4	158	4	168	5
ArcelorMittal Liberia Ltd	Liberia	15.00%	15.00%	(2)	(268)	(11)	(266)	(5)
Other				14	256	9	276	7
Total				181	2,022	7	2,066	(45)

1.
Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles. ArcelorMittal controls Nouvelles Sidérurgies Industrielles on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. Nouvelles Sidérurgies Industrielles holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in Nouvelles Sidérurgies Industrielles.

2.	Hera Ermac - The non-controlling interests correspond to the equity component of the mandatory convertible bonds maturing on January 29, 2021 (see note 10.2).

3.
AMMIC - On March 15, 2013 and May 30, 2013, a consortium led by POSCO and China Steel Corporation acquired a 15% non-controlling interest in joint venture partnerships holding ArcelorMittal’s Labrador Trough iron ore mining and infrastructure assets.

4.
Arceo - On June 1, 2015, the Company signed an agreement with Sogepa, an investment fund of the Walloon Region in Belgium, to restructure the research and development activities of their combined investment in Arceo, an investment previously accounted for under the equity method by the Company. On June 11, 2015, Sogepa made a capital injection into Arceo, decreasing the Company’s percentage ownership from 50.1% to 37.7%. Following the signed agreement to restructure the activities of Arceo, the Company obtained control and fully consolidated the investment, which resulted in an increase in non-controlling interests by 148. Additionally, on December 13, 2016, Sogepa made a capital injection into Arceo, decreasing the Company's percentage ownership from 37.7% to 37.1%.
Financial information of subsidiaries with material non-controlling interests	The tables below provide summarized statements for the above-mentioned subsidiaries of financial position as of December 31, 2018 and 2017 and the summarized statements of operations and summarized statements of cash flows for the year ended December 31, 2018, 2017 and 2016.
Summarized statements of financial position

	December 31, 2018
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMIC	Arceo	AM Liberia
Current assets	1,307	194	1,408	240	251	1,144	93	113
Non-current assets	672	100	2,947	158	2,492	3,113	166	114
Total assets	1,979	294	4,355	398	2,743	4,257	259	227
Current liabilities	1,056	106	535	109	84	331	2	1,816
Non-current liabilities	372	34	308	28	335	539	1	41
Net assets	551	154	3,512	261	2,324	3,387	256	(1,630)
Summarized statements of operations

	December 31, 2018
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMIC	Arceo	AM Liberia
Revenue	3,440	396	2,497	771	—	2,396	—	132
Net income (loss)	95	4	340	59	(555)	636	6	(12)
Total comprehensive income (loss)	(40)	5	331	62	(555)	642	6	(12)
Summarized statements of cash flows

	December 31, 2018
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMIC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	69	22	313	47	38	735	10	(18)
Net cash provided by / (used in) investing activities	132	(5)	(346)	(14)	(38)	(134)	14	(29)
Net cash provided by / (used in) financing activities	(260)	—	50	(27)	—	(579)	(9)	47
Impact of currency movements on cash	(10)	—	(4)	—	—	—	(1)	—
Cash and cash equivalents:
At the beginning of the year	141	38	60	5	—	158	13	—
At the end of the year	72	55	73	11	—	180	27	—
Dividend to non-controlling interests	—	—	—	(18)	—	(87)	(7)	—
Summarized statements of financial position

	December 31, 2017
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMIC	Arceo	AM Liberia
Current assets	1,457	181	1,228	220	210	1,050	56	107
Non-current assets	1,047	108	2,801	190	3,350	3,135	213	93
Total assets	2,504	289	4,029	410	3,560	4,185	269	200
Current liabilities	1,399	100	598	93	67	316	2	1,783
Non-current liabilities	470	34	266	21	616	555	1	35
Net assets	635	155	3,165	296	2,877	3,314	266	(1,618)
Summarized statements of operations

	December 31, 2017
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMIC	Arceo	AM Liberia
Revenue	2,926	371	2,486	698	—	1,943	—	56
Net income (loss)	(403)	6	209	52	1,130	617	6	(71)
Total comprehensive income (loss)	(421)	4	210	52	1,130	613	6	(71)
Summarized statements of cash flows

	December 31, 2017
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMIC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	(119)	(7)	194	63	(12)	947	10	(69)
Net cash provided by / (used in) investing activities	(193)	(3)	(234)	(9)	12	(301)	3	(63)
Net cash provided by / (used in) financing activities	330	(4)	—	(61)	—	(656)	(8)	132
Impact of currency movements on cash	13	1	(2)	—	—	—	1	—
Cash and cash equivalents:
At the beginning of the year	110	51	102	12	—	168	7	—
At the end of the year	141	38	60	5	—	158	13	—
Dividend to non-controlling interests	—	(2)	—	(26)	—	(98)	(5)	—

Summarized statements of operations

	December 31, 2016
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMIC	Arceo	AM Liberia
Revenue	2,228	300	2,068	627	—	1,472	—	56
Net income (loss)	(335)	(7)	98	53	402	(66)	7	(29)
Total comprehensive income (loss)	(349)	(8)	106	49	402	(74)	7	(29)

Summarized statements of cash flows

	December 31, 2016
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMIC	Arceo	AM Liberia

Net cash provided by / (used in) operating activities	11	28	159	63	28	279	4	(45)
Net cash provided by / (used in) investing activities	(149)	(6)	(156)	(15)	(28)	(283)	(78)	(73)
Net cash provided by / (used in) financing activities	80	(32)	—	(50)	—	(24)	80	117
Impact of currency movements on cash	29	—	(5)	2	—	—	—	—
Cash and cash equivalents:
At the beginning of the year	139	61	104	12	—	196	1	1
At the end of the year	110	51	102	12	—	168	7	—
Dividend to non-controlling interests	—	(6)	—	(25)	—	(30)	—	—

Schedule of change in equity of subsidiaries, noncontrolling interests explanatory

2016
Non-controlling interests	80
Purchase price (selling price), net [1]	(56)
Adjustment to equity attributable to the equity holders of the parent	136

1.	Amount paid in by non-controlling shareholders in AMSA following the rights issue